Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 11, 2024
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2024